Note 14 - Earnings / (Loss) Per Share (Details) - Basic and Diluted Earnings / (Loss) Per Common Share (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Earnings / (Loss) Per Share (Details) - Basic and Diluted Earnings / (Loss) Per Common Share [Line Items]
Net income/(loss) (in Dollars)	$ (103,424,827)	$ (13,198,741)	$ 1,115,989
Weighted average common shares – Outstanding	45,442,841	38,950,100	31,794,381
Basic earnings/(loss) per share (in Dollars per share)	$ (2.28)	$ (0.34)	$ 0.04
Weighted average common shares – Outstanding	45,442,841	38,950,100	31,846,080
Diluted earnings /(loss) per share (in Dollars per share)	$ (2.28)	$ (0.34)	$ 0.04
Incentive Stock Awards (Member)
Note 14 - Earnings / (Loss) Per Share (Details) - Basic and Diluted Earnings / (Loss) Per Common Share [Line Items]
Non-vested incentive stock awards			51,699